UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __09/30/2005_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _11/14/05__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __32__________

Form 13F Information Table Value Total:    __$132,239____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autodesk                    COM              052769106      348     7500 SH       SOLE                     7500
Abercrombie & Fitch         COM              002896207     5481   109950 SH       SOLE                   109950
Franklin Resources          COM              354613101     3715    44252 SH       SOLE                    44252
Berkshire Hathaway Class A  CLA              084670108     6150       75 SH       SOLE                       75
Berkshire Hathaway Class B  CLB              084670207    12707     4653 SH       SOLE                     4653
Blyth                       COM              09643P108     3457   155080 SH       SOLE                   155080
Claires Stores              COM              179584107     5926   245566 SH       SOLE                   245566
Cleveland Cliffs            COM              185896107     3376    38760 SH       SOLE                    38760
Dreyers Ice Cream           COM              261877104     5851    71275 SH       SOLE                    71275
Cedar Fair LP               COM              150185106     1199    39990 SH       SOLE                    39990
Chemtura Corp               COM              163893950     4273   344036 SH       SOLE                   344036
Gap Inc                     COM              364760108     1635    93819 SH       SOLE                    93819
Home Depot                  COM              437076102      305     8000 SH       SOLE                     8000
Hon Industries Inc          COM              438092108     1339    22235 SH       SOLE                    22235
Johnson & Johnson           COM              478160104      419     6628 SH       SOLE                     6628
Jones Apparel Group         COM              480074103     2095    73515 SH       SOLE                    73515
JPMorgan Chase              COM              46625H100      294     8659 SH       SOLE                     8659
McDonalds Corp              COM              580135101      458    13670 SH       SOLE                    13670
Mercury General Cp          COM              589400100    11332   188900 SH       SOLE                   188900
Magna Intl Inc. Class A     CLA              559222401     4815    64319 SH       SOLE                    64319
Altria Group                COM              02209S103     7621   103390 SH       SOLE                   103390
Merck Co Inc                COM              589331107      298    10950 SH       SOLE                    10950
Nike Inc Cl B               CLB              654106103     2831    34665 SH       SOLE                    34665
Pfizer Incorporated         COM              717081103      202     8100 SH       SOLE                     8100
Papa Johns Intl Inc.        COM              698813102     1082    21584 SH       SOLE                    21584
Royal Dutch Petroleum Co    SPONSORED ADR    780257804      201     3200 SH       SOLE                     3200
Staples Inc.                COM              855030102     2565   120309 SH       SOLE                   120309
State Street Corp           COM              857477103     4269    87270 SH       SOLE                    87270
Constellation Brand CL A    CLA              21036P108    13166   506400 SH       SOLE                   506400
Telefonos De Mex L          SPONSORED ADR    879403780     1174    55200 SH       SOLE                    55200
Toll Brothers               COM              889478103    22420   501900 SH       SOLE                   501900
Walmart Stores Inc          COM              931142103     1232    28120 SH       SOLE                    28120